Class K Shares [Member] Annual Fund Operating Expenses - Class K - BlackRock Advantage CoreAlpha Bond Fund	Dec. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	June 30, 2027
Class K Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.24%	[1],[2]
Distribution and Service (12b-1) Fees	0.00%
Component1 Other Expenses	0.05%	[3]
Component2 Other Expenses	0.01%	[4]
Other Expenses (as a percentage of Assets):	0.06%
Expenses (as a percentage of Assets)	0.30%	[2]
Fee Waiver or Reimbursement	(0.06%)	[1],[3],[4]
Net Expenses (as a percentage of Assets)	0.24%	[1],[3],[4]

[1]	As described in the “Management of the Fund” section of the Fund’s prospectus beginning on page 34, BlackRock has contractually agreed to waive the management fee with respect to any portion of the Master Portfolio’s assets estimated to be attributable to investments in other equity and fixed-income mutual funds and exchange-traded funds managed by BlackRock or its affiliates that have a contractual management fee, through June 30, 2027. In addition, BlackRock has contractually agreed to waive its management fees by the amount of investment advisory fees the Master Portfolio pays to BlackRock indirectly through its investment in money market funds managed by BlackRock or its affiliates, through June 30, 2027. The contractual agreements may be terminated upon 90 days’ notice by a majority of the non-interested trustees of MIP II or by a vote of a majority of the outstanding voting securities of the Master Portfolio.
[2]	The fees and expenses shown in the table above and the example that follows include the expenses of both the Fund and the Fund’s share of the allocated expenses of Advantage CoreAlpha Bond Master Portfolio (formerly, CoreAlpha Bond Master Portfolio) (the “Master Portfolio”), a series of Master Investment Portfolio II (“MIP II”). The management fees are paid by the Master Portfolio.
[3]	BlackRock has contractually agreed to waive 0.05% of the Administration Fee payable to BlackRock applicable to Class K Shares of the Fund through June 30, 2027.
[4]	Independent Expenses consist of the Fund’s allocable portion of the fees and expenses of the independent trustees of the Trust and MIP II, counsel to such independent trustees and the independent registered public accounting firm that provides audit and non-audit services to the Fund and the Master Portfolio. BlackRock has contractually agreed to reimburse, or provide offsetting credits to, the Fund and the Master Portfolio, as applicable, for Independent Expenses through June 30, 2027. After giving effect to such contractual arrangements, Independent Expenses will be 0.00%. Such contractual arrangement may not be terminated prior to July 1, 2027 without the consent of the Board of Trustees of the Trust and the Board of Trustees of MIP II.